POST-RETIREMENT BENEFITS - Schedule of Reconciliation (Details) - Country of domicile - Post-employment medical defined benefit plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Defined Benefit Plans [Roll Forward]
Balance at beginning of year	$ 31.6	$ 46.1
Current service cost	0.0	0.1
Interest expense	4.0	3.9
Experience loss	(2.6)	1.2
(Gain) loss due to change in financial assumptions	1.4	(4.5)
Gain due to change in demographic assumptions	0.0	(4.5)
Benefits paid	(1.8)	(1.3)
Exchange rate variation	3.9	(9.4)
Balance at end of year	$ 36.5	$ 31.6